Accounts Receivable from Customers accounted for 10% or more (Detail) - Credit Concentration Risk - Accounts receivable	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Concentration Risk [Line Items]
Customer concentration risk percentage	71.90%	45.30%
A
Concentration Risk [Line Items]
Customer concentration risk percentage	22.40%
E
Concentration Risk [Line Items]
Customer concentration risk percentage	18.80%
F
Concentration Risk [Line Items]
Customer concentration risk percentage	16.00%
C
Concentration Risk [Line Items]
Customer concentration risk percentage	14.70%	25.40%
G
Concentration Risk [Line Items]
Customer concentration risk percentage		19.90%